Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,796.53
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,796.53
Narrative - Max Aggregate Offering Price	$ 20,250,000.00
Final Prospectus	true